UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002006137 (PDLF-PS Residential Funding III Depositor LLC)

BRAVO Residential Funding Trust 2024-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8 and 99.9 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative
Schedule 2— Supplemental Data Report
Schedule 3— Rating Agency Grades Detail Report
Schedule 4— Rating Agency Grades Summary Report
Schedule 5— Valuation Report
Schedule 6— ATR or QM Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative
Schedule 2— Conditions Report — Conditions Summary
Schedule 3— Conditions Report — Conditions Detail
Schedule 4— Conditions Report — Loan Grades
Schedule 5— Loan Level Tape Compare
Schedule 6— Standard Upload
Schedule 7— Non-ATR QM
Schedule 8— Rating Agency ATR QM
Schedule 9— Valuations Summary

99.3	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative
Schedule 2— Grading Summary Report
Schedule 3— Valuation Summary Report
Schedule 4— Due Diligence Standard Report
Schedule 5— Data Compare Report
Schedule 6— Supplemental Data Report

99.4	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative
Schedule 2— Loan Level Exceptions Report
Schedule 3— Exceptions Report
Schedule 4— Grades Report
Schedule 5— Valuation Report
Schedule 6— DSCR Business Purpose Report
Schedule 7— Tape Compare Report
Schedule 8— ATR QM Report

99.5	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Comparison Securitization Reports – Loan Level Exceptions
Schedule 3— Credit Comparison Securitization Reports – Exception Grades
Schedule 4— Credit Comparison Securitization Reports – Valuation Summary
Schedule 5— Credit Comparison Securitization Reports – Data Compare
Schedule 6— Lease Securitization Reports – Loan Level Exceptions
Schedule 7— Lease Securitization Reports – Exception Grades
Schedule 8— Lease Securitization Reports – Valuation Summary
Schedule 9— Lease Securitization Reports – Data Compare

99.6	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative
Schedule 2— Rating Agency Grade Report
Schedule 3— Exception Detail Report
Schedule 4— Valuation Report
Schedule 5— Data Compare Report
Schedule 6— QM ATR Data Report
Schedule 7— Business Purpose Report

99.7	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative
Schedule 2— Rating Agency Grade Report
Schedule 3— Loan Level Exception Report
Schedule 4— Individual Exception Report
Schedule 5— Valuation Report
Schedule 6— Data Compare Report
Schedule 7— Supplemental Data Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 8, 2024

PDLF-PS Residential Funding III Depositor LLC

(Securitizer)

By:	/s/ Michael Chiao
Name: Michael Chiao
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative
Schedule 2— Supplemental Data Report
Schedule 3— Rating Agency Grades Detail Report
Schedule 4— Rating Agency Grades Summary Report
Schedule 5— Valuation Report
Schedule 6— ATR or QM Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative
Schedule 2— Conditions Report — Conditions Summary
Schedule 3— Conditions Report — Conditions Detail
Schedule 4— Conditions Report — Loan Grades
Schedule 5— Loan Level Tape Compare
Schedule 6— Standard Upload
Schedule 7— Non-ATR QM
Schedule 8— Rating Agency ATR QM
Schedule 9— Valuations Summary

99.3	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative
Schedule 2— Grading Summary Report
Schedule 3— Valuation Summary Report
Schedule 4— Due Diligence Standard Report
Schedule 5— Data Compare Report
Schedule 6— Supplemental Data Report

99.4	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative
Schedule 2— Loan Level Exceptions Report
Schedule 3— Exceptions Report
Schedule 4— Grades Report
Schedule 5— Valuation Report
Schedule 6— DSCR Business Purpose Report
Schedule 7— Tape Compare Report
Schedule 8— ATR QM Report

99.5	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative
Schedule 2— Credit Comparison Securitization Reports – Loan Level Exceptions
Schedule 3— Credit Comparison Securitization Reports – Exception Grades
Schedule 4— Credit Comparison Securitization Reports – Valuation Summary
Schedule 5— Credit Comparison Securitization Reports – Data Compare
Schedule 6— Lease Securitization Reports – Loan Level Exceptions
Schedule 7— Lease Securitization Reports – Exception Grades

Schedule 8— Lease Securitization Reports – Valuation Summary
Schedule 9— Lease Securitization Reports – Data Compare

99.6	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative
Schedule 2— Rating Agency Grade Report
Schedule 3— Exception Detail Report
Schedule 4— Valuation Report
Schedule 5— Data Compare Report
Schedule 6— QM ATR Data Report
Schedule 7— Business Purpose Report

99.7	Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative
Schedule 2— Rating Agency Grade Report
Schedule 3— Loan Level Exception Report
Schedule 4— Individual Exception Report
Schedule 5— Valuation Report
Schedule 6— Data Compare Report
Schedule 7— Supplemental Data Report

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